Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2013 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2012 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bond due in 2018 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner-denominated Bond due in 2018 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,777,507	$ 963,000	$ 1,413,353	$ 235,000	$ 80,000	$ 103,207	$ 112,264	$ 125,000	$ 0	$ 296,935	$ 321,851	$ 297,956	$ 309,984	$ 102,372	$ 108,799	$ 13,282	$ 13,282	$ 115,296	$ 125,791	$ 148,238	$ 0	$ 340,221	€ 247,600	$ 341,382
Less current portion	97,114		86,489
Total	$ 1,680,393		$ 1,326,864